Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Repayments on Bank Borrowings

Subsequent new bank borrowings consisted of the following:

Lender	Company	Rate	Issuance Date	Collateral/ Security	Amount-RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	2.46%	1/14/2025	Yada, Yongjun Liu	10,000,000	1,369,994
Zheshang Bank of China	Huada	2.50%	1/23/2025	Yongjun Liu, Yin Liu	5,000,000	684,997
Bank of Communications	Huada	2.60%	3/20/2025	Yongjun Liu, Yin Liu	8,000,000	1,095,996
Bank of Communications	Huadong	2.65%	1/14/2025	N/A	9,000,000	1,232,995
Bank of Communications	Huadong	2.65%	3/26/2025	N/A	9,000,000	1,232,995
Bank of China	Huadong	2.40%	3/5/2025	Yongjun Liu, Yin Liu	5,000,000	684,997
Agricultural Bank of China	Huadong	2.40%	1/10/2024	Yongjun Liu, Yin Liu	9,000,000	1,232,995
Total					55,000,000	7,534,969

Schedule of Repayments on Bank Borrowings

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	1/14/2025	Yada, Yongjun Liu	5,000,000	684,997
Bank of Communications	Huadong	2.55%	1/14/2025	N/A	9,000,000	1,232,995
Bank of Communications	Huadong	2.65%	3/26/2025	N/A	9,000,000	1,232,995
Bank of China	Huadong	2.40%	3/3/2025	Yongjun Liu, Yin Liu	5,000,000	684,997
Industrial and Commercial Bank of China	Yada	3.45%	2/21/2025	Properties of Yada	9,000,000	1,232,995
Total					37,000,000	5,068,979